Share-based payment arrangements - General and MIP (Details) shares in Millions, instrument in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) SFr / shares instrument plan shares	Dec. 31, 2017 USD ($) SFr / shares instrument shares	Dec. 31, 2016 USD ($) SFr / shares
Share-based Compensation Arrangement by Share-based Payment Award
Number of share-based payment plans | plan	3
Compensation cost for equity-settled stock based arrangements | $	$ 50	$ 49	$ 45
Shares that could be issued out of contingent capital for share-based payment arrangements (in shares)	94.0
Treasury stock that could be used to settle share-based payment arrangements (in shares)	36.0
Options
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation, vesting period	3 years
Expiration period after date of grant	6 years
Time period of interest rate used as the basis for the risk-free rate	6 years
Assumptions used for calculations of fair value, warrants and options
Expected volatility (as a percent)	17.00%	19.00%	19.00%
Dividend yield (as a percent)	3.10%	4.70%	4.90%
Expected term	6 years	6 years	6 years
Risk-free interest rate (as a percent)	(0.10%)	(0.10%)	(0.50%)
Summary of the activity related to share-based compensation arrangement
Number of options outstanding at beginning of period | instrument	390.6
Number of options Granted | instrument	71.3
Number of options Exercised | instrument	(10.3)
Number of options Forfeited | instrument	(6.7)
Number of options outstanding at end of period | instrument	444.9	390.6
Number of options Vested and expected to vest at end of period | instrument	439.4
Number of options Exercisable at end of period | instrument	250.5
Number of shares outstanding at beginning of period (in shares)	78.1
Share-equivalent of instruments granted (in shares)	14.3
Share-equivalent of instruments exercised (in shares)	(2.1)
Share-equivalent of instruments forfeited (in shares)	(1.3)
Number of shares outstanding at end of period (in shares)	89.0	78.1
Share-equivalent of instruments of shares Vested and expected to vest at end of period (in shares)	87.9
Share-equivalent of instruments exercisable at end of period (in shares)	50.1
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares	21.06
Weighted-average exercise price, Granted (in Swiss francs per share) | SFr / shares	23.50
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares	16.66
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares	21.86
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares	21.54	21.06
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares	21.52
Weighted-average exercise price, Exercisable (in Swiss francs per share) | SFr / shares	20.76
Weighted-average remaining contractual term, Outstanding	3 years
Weighted-average remaining contractual term, Vested and expected to vest	3 years
Weighted-average remaining contractual term, Exercisable	1 year 8 months 12 days
Conversion ratio	5
Cash received upon exercise of options and warrants | $	$ 35
Unrecognized compensation cost, non-vested warrants and option | $	$ 50
Weighted average period over which unrecognized share-based compensation costs are expected to be reported	2 years 1 month 6 days
Weighted-average grant-date fair value of warrants and options (per instrument) | SFr / shares	0.46	0.47	0.47
Aggregate intrinsic value of instruments exercised | $	$ 13	$ 38	$ 27
Exercise price of 21.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of options outstanding at end of period | instrument	81.0
Number of shares outstanding at end of period (in shares)	16.2
Weighted-average remaining contractual term, Outstanding	4 months 24 days
Exercise price (in Swiss francs) | SFr / shares	21.50
Exercise price of 21.00 | Options
Summary of the activity related to share-based compensation arrangement
Number of options outstanding at end of period | instrument	72.3
Number of shares outstanding at end of period (in shares)	14.5
Weighted-average remaining contractual term, Outstanding	1 year 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares	21.00
Exercise price of 19.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of options outstanding at end of period | instrument	78.1
Number of shares outstanding at end of period (in shares)	15.6
Weighted-average remaining contractual term, Outstanding	2 years 7 months 6 days
Exercise price (in Swiss francs) | SFr / shares	19.50
Exercise price of 21.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of options outstanding at end of period | instrument	74.2
Number of shares outstanding at end of period (in shares)	14.8
Weighted-average remaining contractual term, Outstanding	3 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares	21.50
Exercise price of 22.50 | Options
Summary of the activity related to share-based compensation arrangement
Number of options outstanding at end of period | instrument	68.7
Number of shares outstanding at end of period (in shares)	13.7
Weighted-average remaining contractual term, Outstanding	4 years 7 months 6 days
Exercise price (in Swiss francs) | SFr / shares	22.50
Exercise Price of 23.5 | Options
Summary of the activity related to share-based compensation arrangement
Number of options outstanding at end of period | instrument	70.7
Number of shares outstanding at end of period (in shares)	14.1
Weighted-average remaining contractual term, Outstanding	5 years 8 months 12 days
Exercise price (in Swiss francs) | SFr / shares	23.50